Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

8. Property and equipment, net

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Office building	424,508	419,797
Vehicles	29,199	23,010
Computer equipment	716,833	901,894
Furniture and office equipment	313,915	355,748
Leasehold improvement	1,687,359	1,644,576
Construction in progress	122,343	173,957
Total	3,294,157	3,518,982
Less: accumulated depreciation	(2,159,929)	(2,046,522)
Net book value	1,134,228	1,472,460

8. Property and equipment, net (Continued)

Depreciation expenses recognized for the years ended December 31, 2018, 2019 and 2020 amounted to RMB653.4 million, RMB562.0 million and RMB552.8 million, respectively.